Fixed Assets and Right of Use Assets and Lease Liability (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed Assets And Right Of Use Assets And Lease Liability
Due to impairment	$ 1,013	$ 39